Goodwill and Intangible Assets - (Indefinite-Lived Intangible Assets) (Details) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Dec. 08, 2016
LIONS GATE ENTERTAINMENT CORP [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of Starz trade name intangible asset	$ 170.0
Trade Names
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets not subject to amortization	80.0
Trade Names | LIONS GATE ENTERTAINMENT CORP [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets not subject to amortization	$ 80.0
Trade Names | Media Networks
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets not subject to amortization			$ 250.0
Trade Names | Media Networks | LIONS GATE ENTERTAINMENT CORP [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets not subject to amortization		$ 250.0